Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ 935	$ (36,844)
Weighted Average Number Of Share Outstanding Basic And Diluted	35,812,135	32,273,274
Earnings Per Share, Basic and Diluted	$ 0.03	$ (1.14)
[EarningsLossPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	935	(36,844)
Distributed earnings allocated to restricted shares	(24)	0
Net Income / (loss) Available to Common Stockholders	911	(36,844)
Weighted average number of common shares, basic	35,812,135	32,273,274
Effect of dilutive restricted shares	0	0
Weighted average number of common shares, diluted	35,812,135	32,273,274
Earnings Per Share, Basic and Diluted	$ 0.03	$ (1.14)
[EarningsLossPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	935	(36,844)
Distributed earnings allocated to restricted shares	(24)	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ 911	$ (36,844)
Weighted average number of common shares, basic	35,812,135	32,273,274
Effect of dilutive restricted shares	0	0
Weighted average number of common shares, diluted	35,812,135	32,273,274
Earnings Per Share, Basic and Diluted	$ 0.03	$ (1.14)